PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	June 30,	December 31,
	2025	2024
Cost:
Lab equipment	$12,286	$13,011
Computers and peripheral equipment	11,296	12,058
Office furniture and equipment	1,169	1,431
Leasehold improvements	2,883	3,094
SECaaS equipment	7,699	7,476

	35,333	37,070
Accumulated depreciation:
Lab equipment	11,152	10,944
Computers and peripheral equipment	10,146	10,778
Office furniture and equipment	846	588
Leasehold improvements	1,542	1,941
SECaaS equipment	5,608	5,127

	29,294	29,378

Depreciated cost	$6,039	$7,692